Common Stock - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2013	Jun. 30, 2014
Components Of Common Stock [Line Items]
Common stock, authorized shares	300,000,000	300,000,000	300,000,000
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000	50,000,000
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Warrants to purchase common stock, Value	$ 313,000	$ 313,064
Luoxis Diagnostics [Member]
Components Of Common Stock [Line Items]
Common stock, authorized shares		60,000,000	60,000,000
Common Stock, par value		$ 0.0001	$ 0.0001
Preferred stock, authorized shares		10,000,000	10,000,000
Preferred Stock, par value		$ 0.0001	$ 0.0001
Vyrix Pharmaceuticals [Member]
Components Of Common Stock [Line Items]
Common stock, authorized shares		60,000,000	60,000,000
Common Stock, par value		$ 0.0001	$ 0.0001
Preferred stock, authorized shares		10,000,000	10,000,000
Preferred Stock, par value		$ 0.0001	$ 0.0001
Private Placement [Member]
Components Of Common Stock [Line Items]
Shares issued		1,026,119
Price per share		$ 4.53
Gross proceeds from issuance		$ 4,653,000
Net proceeds from issuance		$ 3,980,000
Warrants to purchase		102,613
Warrants to purchase common stock, Value		$ 313,000